Label	Element	Value
Overlay Shares Core Bond ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.60%
Overlay Shares Core Bond ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
Overlay Shares Core Bond ETF | S&P 500 Index Option [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.20%)